EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
Titan Project US$
December 31, 2023
Carrying value at July 1, 2023	3,059,021
Additions	2,841,692
Carrying amount at December 31, 2023 (1)	5,900,713

June 30, 2023
Carrying value at July 1, 2022	2,431,229
Additions	627,792
Carrying amount at June 30, 2023 (1)	3,059,021

Notes:
(1)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.